QB2 Advances from SMM/SC - Narrative (Details) - Quebrada Blanca Phase 2 project facility - SSM/SC $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,300
Number of additional facilities | agreement	4
Line of credit additional borrowing	$ 2,000
Number of facilities | agreement	5
Outstanding amount	$ 3,100
Remaining undrawn amount	$ 141